INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
U.S. statutory federal rate	(34.00%)	(34.00%)
State income taxes, net of federal tax benefit	(5.60%)	(5.90%)
Permanent differences	1.50%	0.90%
Prior year true-ups	(0.10%)	0.00%
R&D tax credit	(0.60%)	0.00%
Change in valuation allowance	38.80%	39.00%
Income tax provision (benefit)	0.00%	0.00%